TAXES ON INCOME	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
TAXES ON INCOME	TAXES ON INCOME
a.Israeli taxation:
1.Corporate tax:
Commencing 2012, NICE Ltd. and its Israeli subsidiary elected the Preferred Enterprise regime to apply under the Law for the Encouragement of Capital Investments (the "Investment Law"). The election is irrevocable. Under the Preferred Enterprise Regime, from 2015 through 2016, NICE Ltd. and its Israeli subsidiary's entire preferred income was subject to the tax rate of 16%.
In December 2016, the Israeli Knesset passed a number of changes to the Investments Law regimes. These changes came into law in May 2017, retroactively effective beginning January 1, 2017, upon the passing into law of Regulations promulgated by the Finance Ministry to implement the "Nexus Principles" based on OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project. Such Regulations provide rules for implementation of the new beneficial Preferred Technology Enterprise tax regime.
The Company believes it qualifies as a Preferred Technology Enterprise and accordingly is eligible for a tax rate of 12% on its preferred technology income, as defined in such regulations, beginning from tax year 2017 and onwards. The Company expects that it will continue to qualify as a Preferred Technology Enterprise in subsequent tax years.
Income not eligible for Preferred Enterprise or Preferred Technology Enterprise benefits is taxed at the regular corporate tax rate, which is 23% in 2019, and was 23% in 2018 and 24% in 2017.
Prior to 2012, most of NICE Ltd. and its Israeli subsidiary's income was exempt from tax or subject to reduced tax rates under the Investment Law. Upon distribution of exempt income, the distributing company was subject to reduced corporate tax rates ordinarily applicable to such income under the Investment Law. Currently, income subjected to a reduced tax rate under the Preferred Enterprise and Preferred Technology Enterprise Regime will be freely distributable as dividends, subject to a 20% withholding tax (or lower, under an applicable tax treaty). However, upon the distribution of a dividend from such Preferred Income to an Israeli company, no withholding tax will be imposed
In September 2013, and pursuant to a temporary Israeli government tax relief, the Company made an election to pay reduced corporate tax on undistributed exempt income, generated under the Investment
Law and accumulated by the company until December 31, 2011 and be entitled to distribute a dividend, without being required to pay additional corporate tax, from such income. NICE Ltd. duly released its and its Israeli subsidiary's tax-exempted income through 2011. In addition, under this election the Company was required to make and complete certain qualified investments in Israeli "industrial projects" (as defined in the Law), by December 31, 2018, which the Company believes it has done. Further to the election, NICE Ltd. no longer has a tax liability upon future distributions of its tax-exempted earnings, while the Israeli subsidiary may have a tax liability upon future distributions only with respect to its 2012 tax-exempted earnings.

2.Foreign Exchange Regulations:
Under the Foreign Exchange Regulations, NICE Ltd. and its Israeli subsidiary calculate their tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.
3.Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:
NICE Ltd. and its Israeli subsidiary believe they currently qualify as an "Industrial Company" as defined by the above law and, as such, are entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of cost of purchased know-how and patents for tax purposes over 8 years.
b.Income taxes on non-Israeli subsidiaries:
Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. The Company's consolidated tax rate depends on the geographical mix of where its profits are earned. Primarily, in 2019, the Company's U.S. subsidiaries are subject to combined federal and state income taxes of approximately 25% and its subsidiaries in the U.K. and India are subject to corporation tax at a rate of approximately 19% and 18.5% respectively. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company's foreign subsidiaries. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiaries and therefore those earnings are continually redeployed in those jurisdictions. As of December 31, 2019, the amount of undistributed earnings of non-Israeli subsidiaries, which is considered indefinitely reinvested, was $788,728 with a corresponding unrecognized deferred tax liability of $115,505. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.
c.U.S. Tax Reform:
On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the "U.S. Tax Reform" or "TCJA"); a comprehensive tax legislation that includes significant changes to the taxation of business entities. These changes include several key tax provisions that might impact the Company, among others: (i) a permanent reduction to the statutory federal corporate income tax rate from 35% to 21% effective for tax years beginning after December 31, 2018; (ii) a shift of the U.S. taxation of multinational corporations from a tax on worldwide income to a modified territorial system (along with certain new rules designed to prevent erosion of the U.S. income tax base - "BEAT"); (iii) establishing immediate deductions for certain new investments instead of deductions for depreciation expense over time, and modifying or repealing certain business deductions and credits; and (iv) providing a permanent deduction to corporations generating revenues from non-US markets (known as a deduction for foreign derived intangible income - "FDII").
The final impact of the TCJA may differ due to, among other things, possible changes in the interpretations and assumptions made by the Company as a result of additional information, additional guidance or finalization of law and regulations, that will be issued by the U.S. Department of Treasury, the IRS or other standard-setting bodies, and which may impact the Company's future financial statements; and will be accounted for when such guidance is issued.
d.Net operating loss carryforward:
As of December 31, 2019, the Company and certain of its subsidiaries had tax loss carry-forwards totaling in aggregate approximately $151,959 which can be carried forward and offset against taxable income. Approximately $73,011 of these carry-forward tax losses have no expiration date, with the balance expiring between 31.12.25 and 31.12.37.
Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.
e.Deferred tax assets and liabilities:
Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2019	2018
Deferred tax assets:
Net operating losses carryforward and tax credits	$31,254	$88,528
Intra-entity transfer of certain intangible assets (*)	18,798	—
Operating leases liabilities	24,398	—
Share based payments	19,017	21,631
Research and development costs	3,645	3,473
Reserves, allowances and other	31,090	21,838
Deferred tax assets before valuation allowance	128,202	135,470
Valuation allowance	(9,145)	(11,211)
Deferred tax assets	119,057	124,259

Deferred tax liabilities:
Acquired intangibles	(87,711)	(126,318)
Operating lease right-of-use assets	(20,357)	—
Acquired deferred revenue	(760)	(2,033)
Internal Use Software and other Fixed Assets	(14,779)	(15,677)
Prepaid Compensation Expenses	(17,446)	(12,062)
Deferred tax liabilities	(141,053)	(156,090)

Deferred tax liabilities, net	$(21,996)	$(31,831)
(*) During the year ended December 31, 2019, the Company completed an intra-entity transfer of certain intangible assets to a different tax jurisdiction. As a result of the transfer, the Company utilized net operating losses carried forward and consequently released the valuation allowance on certain deferred tax assets, incurred a tax expense on capital gain, released certain deferred tax liabilities and recorded a deferred tax asset.

	December 31,
	2019	2018
Deferred tax assets	$30,513	$12,309
Deferred tax liabilities	(52,509)	(44,140)
Deferred tax liabilities, net	$(21,996)	$(31,831)

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning their realization.
f.A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year Ended December 31,
	2019	2018	2017
Income before taxes on income, as reported in the consolidated statements of income	$234,273	$186,715	$129,660
Statutory tax rate in Israel	23.0%	23.0%	24.0%
Preferred Enterprise / Preferred Technology Enterprise benefits (*)	(7.7)%	(13.0)%	(16.8)%
Changes in valuation allowance	0.7%	—	—%
Earnings taxed under foreign law	17.9%	(1.8)%	(4.6)%
Tax settlements and other adjustments	5.8%	7.0%	14.3%
U.S. Tax Reform one-time adjustment		(1.6)%	(23.9)
Intangible assets transfer	(14.2)%
Other	(4.9)%	1.1%	(3.5)%
Effective tax rate	20.6%	14.7%	(10.5)%
(*)The effect of the benefit resulting from the "Preferred Enterprise/Preferred Technology Enterprise benefits " status on net earnings per ordinary share is as follows:

	Year Ended December 31,
	2019	2018	2017
Basic	$0.29	$0.39	$0.36
Diluted	$0.28	$0.38	$0.35
g.Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2019	2018	2017
Domestic	$169,236	$193,664	$188,070
Foreign	65,037	(6,949)	(58,410)
	$234,273	$186,715	$129,660

h.Taxes on income (tax benefit) are comprised as follows:

	Year Ended December 31,
	2019	2018	2017
Current	$60,586	$57,549	$57,174
Deferred	(12,217)	(30,172)	(70,805)

	48,369	27,377	(13,631)

Domestic	8,614	29,947	27,673
Foreign	39,755	(2,570)	(41,304)
	$48,369	$27,377	$(13,631)
Of which:

	Year Ended December 31,
	2019	2018	2017
Domestic taxes:
Current	$29,075	$34,370	$22,808
Deferred	(20,461)	(4,423)	4,865

	8,614	29,947	27,673
Foreign taxes:
Current	31,196	23,179	34,366
Deferred	8,559	(25,749)	(75,670)

	39,755	(2,570)	(41,304)

Taxes on income (tax benefit)	$48,369	$27,377	$(13,631)
i.Uncertain tax positions:
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2019	2018
Uncertain tax positions, beginning of year	$58,560	$43,984
Increases/(Decreases) in tax positions for prior years	(3,443)	5,121
Increases in tax positions for current year	15,749	13,353
Settlements	—	(3,471)
Expiry of the statute of limitations	(5,982)	(427)

Uncertain tax positions, end of year	$64,884	$58,560

All the Company's unrecognized tax benefits would, if recognized, reduce the Company's annual effective tax rate. The Company has further accrued $3,889 and $501 due to interest and penalties related to uncertain tax positions as of December 31, 2019 and 2018 respectively.
During the course of 2019, upon receipt of an information letter, the Company's United Kingdom Subsidiary Group elected to register for the United Kingdom Profits Diversion Compliance Facility, covering the years 2015-2018. NICE Ltd. is currently in the process of routine Israeli income tax audits for the tax years 2014, 2015 and 2016. As of December 31, 2019, U.S. federal income tax returns filed by the Company or its subsidiaries for the tax years prior to 2016 are no longer subject to audit; and to the extent the Company or its subsidiaries generated net operating losses or tax credits in closed tax years, future use of the net operating loss or tax credit carry forward balance would be subject to examination within the relevant statute of limitations for the year in which it was utilized. The Company and its subsidiaries are still subject to other income tax audits for the tax years of 2011 through 2018.